Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events:

(a)
Sale of the M/V Magic Moon: On January 16, 2024, the Company completed the previously announced sale of the M/V Magic Moon by delivering the vessel to its new owners. Please refer to Note 7. Following the completion of the sale, on January 16, 2024, Alpha Bank entered into a deed of partial release, with respect to the M/V Magic Moon, releasing and discharging the underlying borrower and all securities created over the M/V Magic Moon in full after the settlement of the outstanding balance of $2.4 million under the $11.0 million term loan facility.

(b)
Sale of the M/V Magic Horizon: On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of Petros Panagiotidis, for the sale of the M/V Magic Horizon for a gross sale price of $15.8 million. The vessel is expected to be delivered to its new owners during the first quarter of 2024. The Company expects to record during the first quarter of 2024 a net gain of approximately $4.6 million, excluding any transaction-related costs.

(c)
Sale of the M/V Magic Nova: On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of Petros Panagiotidis, for the sale of the M/V Magic Nova for a gross sale price of $16.1 million. The vessel is expected to be delivered to its new owners during the first quarter of 2024. The Company expects to record during the first quarter of 2024 a net gain of approximately $4.4 million, excluding any transaction-related costs.

(d)
Sale of the M/V Magic Nebula: On February 15, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of Petros Panagiotidis, for the sale of the M/V Magic Nebula for a gross sale price of $16.2 million. The vessel is expected to be delivered to its new owners during the second quarter of 2024. The Company expects to record during the second quarter of 2024 a net gain of approximately $2.5 million, excluding any transaction-related costs.

(e)
Dividend on Series D Preferred Shares:  On January 16, 2024, the Company paid to Toro a dividend (declared on December 27, 2023) amounting to $625,000 on the Series D Preferred Shares for the dividend period from October 15, 2023, to January 14, 2024.